Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2019	€877	€9,227	€50,094	€2,944	€1,528	€64,670
Additions	33	274	1,587	222	3,287	5,403
Divestitures	(40)	(46)	(1,135)	(124)	(3)	(1,348)
Change in the scope of consolidation	—	—	63	—	1	64
Translation differences	8	96	507	45	19	675
Transfer to Assets held for sale	(15)	(149)	(502)	(17)	(23)	(706)
Other changes	36	25	857	(4)	(886)	28
At December 31, 2019	899	9,427	51,471	3,066	3,923	68,786
Additions	16	928	2,793	258	1,605	5,600
Divestitures	(2)	(54)	(884)	(245)	(4)	(1,189)
Change in the scope of consolidation	—	(8)	—	—	—	(8)
Translation differences	(87)	(849)	(3,682)	(246)	(376)	(5,240)
Transfer to Assets held for sale	—	(14)	(2)	—	—	(16)
Other changes	45	(86)	523	(7)	(546)	(71)
At December 31, 2020	871	9,344	50,219	2,826	4,602	67,862
Accumulated depreciation and impairment losses at January 1, 2019	32	3,365	32,032	1,855	10	37,294
Depreciation	3	411	2,876	323	—	3,613
Divestitures	(2)	(32)	(1,098)	(115)	—	(1,247)
Impairment losses and asset write-offs	—	2	618	16	—	636
Change in the scope of consolidation	—	—	11	—	—	11
Translation differences	—	29	305	25	—	359
Transfer to Assets held for sale	(3)	(107)	(384)	(17)	(1)	(512)
Other changes	—	9	19	(4)	—	24
At December 31, 2019	30	3,677	34,379	2,083	9	40,178
Depreciation	1	427	2,695	330	—	3,453
Divestitures	—	(8)	(845)	(234)	(2)	(1,089)
Impairment losses and asset write-offs	—	3	402	5	—	410
Change in the scope of consolidation	—	—	—	—	—	—
Translation differences	—	(253)	(2,160)	(170)	—	(2,583)
Transfer to Assets held for sale	—	(9)	(2)	—	—	(11)
Other changes	(1)	(53)	(17)	(8)	1	(78)
At December 31, 2020	30	3,784	34,452	2,006	8	40,280
Carrying amount at December 31, 2019	€869	€5,750	€17,092	€983	€3,914	€28,608
Carrying amount at December 31, 2020	€841	€5,560	€15,767	€820	€4,594	€27,582

Disclosure of quantitative information about right-of-use assets
Changes in Right-of-use assets are as follows:

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ million)
Balance at January 1, 2019	26	1,085	206	78	1,395
Depreciation	(3)	(150)	(100)	(93)	(346)
Additions	11	167	236	163	577
Change in the scope of consolidation	—	18	26	—	44
Translation differences	1	24	2	1	28
Other	(28)	(24)	(21)	(4)	(77)
Balance at December 31, 2019	7	1,120	349	145	1,621
Depreciation	(1)	(159)	(102)	(141)	(403)
Additions	11	284	80	199	574
Translation differences	(1)	(90)	(27)	(14)	(132)
Other	—	(25)	(7)	(4)	(36)
Balance at December 31, 2020	€16	€1,130	€293	€185	€1,624

Disclosure of property, plant, and equipment pledged as security
The carrying amounts of Property, plant and equipment of the FCA Group (excluding the Right-of-Use assets described above) reported as pledged as security for debt and other commitments, primarily relating to FCA operations in Brazil, are summarized as follows:

	At December 31,
	2020	2019
	(€ million)
Land and industrial buildings pledged as security for debt	€535	€777
Plant and machinery pledged as security for debt and other commitments	571	855
Other assets pledged as security for debt and other commitments	2	5
Total Property, plant and equipment pledged as security for debt and other commitments	€1,108	€1,637